10-Q Abacus Settlements LLC - INCOME TAXES	3 Months Ended
Mar. 31, 2024
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
INCOME TAXES	INCOME TAXES
Before June 30, 2023 the date of the Merger, LMA and Abacus had elected to file as S corporation for Federal and state income tax purposes, as such, neither LMA nor Abacus incurred Federal or state income taxes, except for income taxes related to LMA’s consolidated variable interest entities (VIE) and subsidiaries which are taxable C corporations. These VIEs and subsidiaries include LMATT Series 2024, Inc., the wholly owned subsidiary of LMX, which is consolidated into LMA as a VIE, as well as LMATT Growth Series 2.2024, Inc., a wholly owned subsidiary of LMATT Growth Series, Inc., and LMATTS Growth and Income Series 1.2026, Inc., a wholly owned subsidiary of LMATT Growth and Income Series, Inc., all of which are 100% owned subsidiaries and fully consolidated. Accordingly, the provision for income taxes was attributable to amounts for LMATT Series 2024, Inc, LMATT Growth Series, Inc. and LMATT Growth and Income Series, Inc. After the Merger, both LMA and Abacus are considered disregarded entities of the Company, a C corporation for Federal and state income tax purposes.
For the three months ended March 31, 2024 and 2023, the Company recorded a provision for income taxes (benefit) of $1,173,513 and $(656,467), respectively. The effective tax rate is 1151.0% for the three months ended March 31, 2024 primarily driven by the portion of the stock-based compensation expense deduction limited by the Internal Revenue Code (IRC) Section 162(m) and the impact of the VIEs. The effective rate for the three months ended March 31, 2023 was (9.4)% due to the impact of the VIEs.
The Company did not have any unrecognized tax benefits relating to uncertain tax positions at March 31, 2024, and December 31, 2023, and did not recognize any interest or penalties related to uncertain tax positions at March 31, 2024, and December 31, 2023. The Company does not anticipate that changes in its unrecognized tax benefits will have a material impact on the consolidated statements of operations and comprehensive (loss) income during 2024.
INCOME TAXES
Before June 30, 2023, the Company elected to file as an S corporation for Federal and state income tax purposes, as such, the Company incurred no Federal or state income taxes, except for income taxes related to their consolidated VIEs and subsidiaries which are taxable C corporations. These VIEs and subsidiaries include LMATT Series 2024, Inc., the wholly owned subsidiary of LMX, which is consolidated into LMA as a VIE, as well as LMATT Growth Series 2.2024, Inc., a wholly owned subsidiary of LMATT Growth Series, Inc., and LMATTS Growth and Income Series 1.2026, Inc., a wholly owned subsidiary of LMATT Growth and Income Series, Inc., all of which are 100% owned subsidiaries and fully consolidated. Accordingly, the provision for income taxes was attributable to amounts for LMATT Series 2024, Inc., LMATT Growth Series, Inc., and LMATT Growth and Income Series, Inc.
For the years ended December 31, 2023 and 2022, the Company recorded provision for income taxes of $1,468,535 and $889,943, respectively. The effective tax rate is 14.0% for the year ended December 31, 2023. The existence of non-taxable flow-through entities within the Company as well as a change in tax status of certain entities upon the Business Combination caused the effective tax rate to vary from the statutory rate. The effective rate for the year ended December 31, 2022 was 2.7% due to the impact of state income taxes and the release of the Company’s valuation allowance, as there was sufficient evidence of the Company’s ability to generate future taxable income at December 31, 2022.
The components of the provision for income taxes are as follows:

	For the Years Ended December 31,
	2023	2022
Current provision:
Federal	$706,686	$—
State	195,679	—
Foreign	—	—
Total current tax	902,365	—
Deferred provision:
Federal	469,109	737,376
State	97,061	152,567
Foreign	—	—
Total deferred tax	566,170	889,943
Provision for income taxes	$1,468,535	$889,943
The Company did not have any unrecognized tax benefits relating to uncertain tax positions as of December 31, 2023, and 2022, and did not recognize any interest or penalties related to uncertain tax positions as of December 31, 2023, and 2022.
The effective income tax rate differs from the federal statutory income tax rate applied to the profit loss before provision for income taxes due to the following:

	For the Years Ended December 31,
	2023	2022
Income tax benefit computed at federal statutory rate	$2,205,635	$6,988,538
Restricted stock award deductions limited by IRC 162(m)	2,069,993	—
Change in tax status	1,414,469	—
Effect of pass through entities and noncontrolling interests	(3,812,977)	(6,147,453)
State income taxes, net of federal tax benefit	(332,567)	174,024
Other	(76,018)	—
Valuation allowance	—	(125,166)
Income tax at effective rate	$1,468,535	$889,943
The effects of temporary differences that give rise to significant components of deferred tax assets and liabilities at December 31, are as follows:

	2023	2022
Deferred tax assets:
Basis difference related to life insurance policy sales	$1,798,639	$109,902
Warrant liability	1,683,658	—
Interest expense carryforward	740,657	—
Stock-based compensation	598,274	—
Right of use liability	455,380	—
Change in fair value of debt	405,804	—
Change in fair value of investments	—	264,196
Net operating loss carryforwards	21,470	167,554
	5,703,882	541,652
Less: valuation allowance	—	—
Deferred tax assets	5,703,882	541,652
Deferred tax liabilities:
Basis difference in intangible assets	(7,480,659)	—
Change in fair value of life insurance policies (policies held at fair value method)	(4,318,194)	(1,454,588)
Basis difference in investments	(2,398,987)	—
Change in fair value of debt	—	(450,884)
Other	(705,133)	—
Deferred tax liabilities	(14,902,973)	(1,905,472)
Net deferred tax liability	$(9,199,091)	$(1,363,820)
The components of the Company’s net deferred tax assets are subject to realizability analysis in accordance with ASC 740, Income Taxes. Based on this analysis, the Company determined that sufficient positive evidence existed at December 31, 2023 and 2022 to support not recording a valuation allowance recorded against net operating loss tax attributes.
The Company has $84,709 of Federal Net Operating Losses and $84,709 State Net Operating Losses that can be carried forward indefinitely. The Federal Net Operating Losses may be used to offset 80% of taxable income in a given year.
The Company did not have any unrecognized tax benefits relating to uncertain tax positions at December 31, 2023 and 2022 and did not recognize any interest or penalties related to uncertain tax position at December 31, 2023 and 2022. The Company does not anticipate that changes in its unrecognized tax benefits will have a material impact on the consolidated statements of operations and comprehensive income during 2024.
The Company’s tax returns are subject to examination by relevant taxing authorities. None of the Company’s tax returns are under audit. As of December 31, 2023, tax years for 2020, 2021, and 2022 are subject to examination by the relevant tax authorities.

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
INCOME TAXES	INCOME TAXES
Since Abacus elected to file as an S corporation for federal and State income tax purposes, Abacus incurred no federal or state income taxes. Accordingly, provision for income taxes is attributable to minimum state tax payments that are due regardless of their S corporation status and income position.
For the three months ended March 31, 2023, Abacus recorded provision for income taxes of $2,289. which consists of state minimum taxes for state taxes that have been paid and settled during the period. The effective tax rate was approximately (0.35)% for the three months ended March 31, 2023.
Given Abacus' S Corporation status, temporary book and tax differences do not create a deferred tax asset or liability on the balance sheets. Accordingly, an assessment of realizability of any deferred tax asset balances is not relevant.
INCOME TAXES
Since Abacus elected to file as an S corporation for federal and State income tax purposes, Abacus incurred no federal or state income taxes. Accordingly, provision for income taxes is attributable to minimum state tax payments that are due regardless of their S corporation status and income position.
For the three months ended June 30, 2023, Abacus did not record provision for income taxes. For the six months ended June 30, 2023 and year ended December 31, 2022, Abacus recorded provision for income taxes of $2,289 and $2,018, respectively, which consist of state minimum taxes for state taxes that have been paid and settled during the period. The effective tax rate was approximately (0.24%) for the six months ended June 30, 2023, compared to (4.00)% for the year ended December 31, 2022.
Given Abacus' S Corporation status, temporary book and tax differences do not create a deferred tax asset or liability on the balance sheets. Accordingly, an assessment of realizability of any deferred tax asset balances is not relevant.